TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Income Tax Contingency [Line Items]
Tax benefit year											10 years
Corporate tax		16.00%	16.00%	7.50%	16.00%	16.00%	16.00%	9.00%	12.50%	7.00%
Tax rate for recipient for dividends distributed by Preferred Company from income derived from its PTE or SPTE	20.00%
Tax rate after divdend	15.00%
Statutory rate	23.00%	23.00%	23.00%
Tax asset	$ 2,894
Accumulated tax loss carryforward	$ 81,600
Special Preferred Enterprise [Member]
Income Tax Contingency [Line Items]
Corporate tax	8.00%
Tax rate after divdend	20.00%
Development Zone A [Member]
Income Tax Contingency [Line Items]
Corporate tax			7.50%							10.00%
Development Zone A [Member] | Special Preferred Enterprise [Member]
Income Tax Contingency [Line Items]
Corporate tax			6.00%
Tax rate for dividend distributed to a corporate shareholder who is not an Israeli resident			4.00%
Elsewhere [Member]
Income Tax Contingency [Line Items]
Corporate tax			12.00%							15.00%
Regulations [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Corporate tax	7.50%
Regulations [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Corporate tax	9.00%